Paras Madho
Director
Securities Operations

NYSE Group

07078939

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

RECD S.E.C.
OCT 1 8 2007
1086

CERNYS

1- 33722

October 18, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 3 1 2007
THOMSON
FINANCIAL

Dear Ms, Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Longtop Financial Technologies Limited, American Depositary Shares, (Each representing one ordinary share, par value $0.01 per share) and Ordinary shares, par value $0.01 per share (application for the Ordinary Shares is made for listing, not for trading, but only in connection with the registration of American Depositary Shares pursuant to the requirements of the Securities and Exchange Commission). The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 11, 2007. Tentative listing date – October 23, 2007.

Sincerely,

Paras Madho

END